SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss from continuing operations before provision for income taxes	$ (56,315,143)	$ (4,618,050)
Tax at the Singapore rate of 17%	$ (9,573,574)	$ (785,069)
Tax at the Singapore rate	17.00%	17.00%
Reconciling items:
Permanent differences	$ 5,867,054	$ 31,272
Current period net operating losses not recognised as a deferred tax asset	3,019,483	743,997
Rate differential – non-Singapore entities	(736,092)	(55,045)
Other deferred tax activity	359,533	(64,007)
(Benefit from) Provision for income taxes	$ (1,063,596)	$ (128,852)	[1]

[1]	Restatement details in Note 2